UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07108

                   ALLIANCE WORLD DOLLAR GOVERNMENT FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS.



ALLIANCE WORLD DOLLAR GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)      U.S.$ Value
--------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS--87.7%
Argentina--4.0%
Republic of Argentina
    1.98%, 8/03/12 FRN                             $      3,155    $  2,701,469
    11.375%, 3/15/10(a)                                     190          58,900
    11.75%, 6/15/15(a)                                      525         163,800
    12.00%, 6/19/31(a)                                    1,224         383,206
    12.25%, 6/19/18(a)                                    3,216       1,004,871
    15.50%, 12/19/08(a)                                   2,343         727,502
                                                                   ------------
                                                                      5,039,748
                                                                   ------------
Brazil--18.2%
Federal Republic of Brazil
   10.50%, 7/14/14                                        1,928       2,241,300
   11.00%, 8/17/40(b)                                     7,064       8,187,175
   12.00%, 4/15/10                                        1,025       1,253,575
   12.75%, 1/15/20                                        2,430       3,189,375
   C - Bonds
   8.00%, 4/15/14(c)                                      5,877       6,016,909
   DCB FRN
   Series L
   3.125%, 4/15/12                                        1,917       1,832,735
                                                                   ------------
                                                                     22,721,069
                                                                   ------------
Bulgaria--0.9%
Republic of Bulgaria
    8.25%, 1/15/15(d)                                       843       1,066,395
                                                                   ------------
Colombia--2.7%
Republic of Colombia
      8.25%, 12/22/14                                       517         531,218
     10.75%, 1/15/13                                        376         438,604
     11.75%, 2/25/20                                      1,885       2,384,525
                                                                   ------------
                                                                      3,354,347
                                                                   ------------
Ecuador--4.4%
Republic of Ecuador
    0.00%, 10/11/05                                         886         851,800
    8.00%, 8/15/30(d)(e)                                  5,037       4,659,225
    12.00%, 11/15/12(d)                                      18          18,630
                                                                   ------------
                                                                      5,529,655
                                                                   ------------
El Salvador--0.7%
Republic of El Salvador
    7.625%, 9/21/34(d)                                      352         363,440
    8.50%, 7/25/11(d)                                       425         476,213
                                                                   ------------
                                                                        839,653
                                                                   ------------
Indonesia--0.9%
Republic of Indonesia
    6.75%, 3/10/14(d)                                     1,150       1,170,930
                                                                   ------------

                                                      Principal
                                                         Amount
                                                          (000)      U.S.$ Value
--------------------------------------------------------------------------------

Jamaica--0.6%
Government of Jamaica
    11.75%, 5/15/11(d)                             $        535    $    660,725
    12.75%, 9/01/07(d)                                       70          81,900
                                                                   ------------
                                                                        742,625
                                                                   ------------
Mexico--16.8%
United Mexican States
    7.50%, 1/14/12                                        1,075       1,228,188
    8.125%, 12/30/19                                      5,600       6,739,599
    11.375%, 9/15/16                                      1,607       2,394,430
    Series A
    6.375%, 1/16/13                                         555         594,405
    8.00%, 9/24/22                                        5,632       6,665,471
    9.875%, 2/01/10                                       2,687       3,290,232
                                                                   ------------
                                                                     20,912,325
                                                                   ------------
Morocco--0.5%
Kingdom of Morocco Loan Participation FRN
    Series A
    2.781%, 1/01/09                                         555         544,916
                                                                   ------------
Panama--2.6%
Republic of Panama
    8.875%, 9/30/27                                         100         111,000
    9.375%, 7/23/12-4/01/29                                 722         851,830
    9.625%, 2/08/11                                         625         734,375
    10.75%, 5/15/20                                         605         784,988
    IRB VRN
    3.75%, 7/17/14                                          829         804,067
                                                                   ------------
                                                                      3,286,260
                                                                   ------------
Peru--2.9%
Republic of Peru
    8.375%, 5/03/16                                       1,150       1,247,750
    8.75%, 11/21/33                                         610         652,700
    9.125%, 2/21/12                                         545         626,750
    9.875%, 2/06/15                                         886       1,060,985
                                                                   ------------
                                                                      3,588,185
                                                                   ------------
Philippines--4.0%
Republic of Philippines
   9.00%, 2/15/13                                           725         757,625
   9.50%, 2/02/30                                           260         258,375
   9.875%, 1/15/19                                        1,025       1,088,038
   10.625%, 3/16/25                                       2,661       2,937,744
                                                                   ------------
                                                                      5,041,782
                                                                   ------------
Russia--15.2%
Russian Federation
    5.00%, 3/31/30(d)(e)                                 12,497      13,105,603
Russian Ministry of Finance
    Series V
    3.00%, 5/14/08                                        3,285       3,067,533
    Series VII
    3.00%, 5/14/11                                        3,230       2,753,575
                                                                   ------------
                                                                     18,926,711
                                                                   ------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)      U.S.$ Value
--------------------------------------------------------------------------------

Turkey--4.0%
Republic of Turkey
    7.375%, 2/05/25                                $        597    $    590,284
    11.00%, 1/14/13                                       1,590       2,011,350
    11.50%, 1/23/12                                         830       1,060,325
    11.75%, 6/15/10                                         500         622,500
    11.875%, 1/15/30                                        510         728,025
                                                                   ------------
                                                                      5,012,484
                                                                   ------------
Ukraine--4.2%
Government of Ukraine
    6.875%, 3/04/11(d)                                    1,000       1,055,000
    7.65%, 6/11/13(d)                                     2,535       2,782,163
    11.00%, 3/15/07(d)                                    1,295       1,386,855
                                                                   ------------
                                                                      5,224,018
                                                                   ------------
Uruguay--1.0%
Republic of Uruguay
    7.875%, 1/15/33(f)                                    1,431       1,273,853
                                                                   ------------
Venezuela--4.1%
Republic of Venezuela
    3.69%, 4/20/11(d) FRN                                   950         855,000
    5.375%, 8/07/10                                         830         763,600
    8.50%, 10/08/14                                         310         315,425
    9.25%, 9/15/27                                        3,137       3,229,542
                                                                   ------------
                                                                      5,163,567
                                                                   ------------
Total Sovereign Debt Obligations
    (cost $96,786,079)                                              109,438,523
                                                                   ------------
WARRANTS(g)--0.0%
Central Bank of Nigeria
    Warrants, expiring 11/15/20                           1,750               0
Republic of Venezuela
    Warrants, expiring 4/15/20                           20,599               0
                                                                   ------------
Total Warrants
    (cost $0)                                                                 0
                                                                   ------------

SHORT-TERM INVESTMENT--13.0%
Time Deposit--13.0%
Societe Generale
    2.48%, 2/01/05
    (cost $16,200,000)                             $     16,200      16,200,000
                                                                   ------------

Total Investments--100.7%
    (cost $112,986,079)                                             125,638,523

Other assets less liabilities--(0.7%)                                  (879,943)
                                                                   ------------

Net Assets--100%                                                   $124,758,580
                                                                   ------------

CALL OPTION WRITTEN

                                                               Exercise        Expiration
Description                                Contracts (h)         Price            Month              U.S. $ Value
------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil
11.00%, 8/17/40                             1,575,000           $115.05         Feb '05             $  (25,200)
Federal Republic of Brazil
11.00%, 8/17/40                             1,575,000            116.05         Feb '05                (15,750)
Federal Republic of Brazil
11.00%, 8/17/40                               730,000            113.90         Feb '05                (17,520)
Federal Republic of Brazil
11.00%, 8/17/40                               690,000            114.35         Feb '05                (15,180)
Federal Republic of Brazil
11.00%, 8/17/40                               690,000            115.10         Feb '05                (12,420)
Federal Republic of Brazil
11.00%, 8/17/40                             1,030,000            116.05         Feb '05                (13,390)
                                                                                                    -----------
(premium received $94,515)                                                                          $  (99,460)
                                                                                                    -----------

CREDIT DEFAULT SWAP CONTRACTS

                                                   Notional                                               Unrealized
Swap Counterparty &                                 Amount         Interest        Termination           Appreciation/
Referenced Obligation                              (000's)           Rate             Date              (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Buy Contracts:

Citigroup Global Markets, Inc.
Republic of Colombia
3.02%, 1/20/10                                        550            3.02%           1/20/10              $     3,223
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                                        350            0.50           11/26/13                   (6,328)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                                      520            5.60            3/20/14                  (30,518)

Sale Contracts:

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                                     1,300            6.35            8/20/05                   80,605
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                                       900            4.40            5/20/06                   47,320
Citigroup Global Markets, Inc.
Republic of Colombia
1.13%, 1/20/07                                      1,150            1.13            1/20/07                   (1,740)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                                      520            4.95            3/20/09                    9,846
Credit Suisse First Boston
Federal Republic of Brazil
12.25%, 3/06/30                                       775            6.90            6/20/07                   93,265
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                                      800           17.75            2/13/08                  409,524
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                                       680            3.80            8/20/06                   37,672

INTEREST RATE SWAP CONTRACT

                                                                                           Rate Type
                                                                                 ----------------------------
                                                                                 Payments          Payments
                     Swap                    Notional        Termination         made by          received by       Unrealized
                 Counterparty                 Amount            Date             the Fund          the Fund        Depreciation
--------------------------------------------------------------------------------------------------------------------------------
Morgan
Guaranty                                    5,034,928          1/01/09            LIBOR+            6.8526%        $ (431,811)

+ LIBOR (London Interbank Offered Rate)




REVERSE REPURCHASE AGREEMENT

                                  Interest
Broker                              Rate           Maturity           Amount
-------------------------------------------------------------------------------
Citigroup Global Markets, Inc.      1.25%           2/11/05         $3,138,593

(a)  Security is in default and is non-income producing.
(b) Position, or portion has been segregated by the Fund for the written call options outstanding at January 31, 2005. The value of this security amounted to $8,187,175 at January 31, 2005.
(c) Position, or portion thereof, with an aggregate market value of $6,016,909 has been segregated to collateralize reverse repurchase agreements.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31,2005, the aggregate market value of these securities amounted to $27,682,079 or 22.2 % of net assets.
(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2005.
(f)  Pay - In - Kind Payment (PIK)
(g)  Non - income producing security.
(h)  One contract relates to principal amount of $1.00.

     Glossary of Terms:
     DCB - Debt Conversion Bonds
     FRN - Floating Rate Note
     IRB - Interest Rate Reduction Bond
     VRN - Variable Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.                DESCRIPTION OF EXHIBIT

         11 (a) (1)        Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)        Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund, Inc.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    March 31, 2005

By:      /s/ Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    March 31, 2005